Note 7 - Risk Management - Credit Risk Exposure By Stages and Counterparty (Details) - EUR (€)	Dec. 31, 2019	Dec. 31, 2018
General Government [Member] | Total Member
Disclosure of credit risk by stages and counterparty lineitems
Maximum Credit Risk Exposure	€ 28,281,000,000	€ 28,632,000,000
Accumulated Value Correction	(59,000,000)	(84,000,000)
Net Amount	28,222,000,000	28,549,000,000
General Government [Member] | Stage 1 [Member]
Disclosure of credit risk by stages and counterparty lineitems
Maximum Credit Risk Exposure	27,511,000,000	27,740,000,000
Accumulated Value Correction	(15,000,000)	(21,000,000)
Net Amount	27,496,000,000	27,719,000,000
General Government [Member] | Stage 2 [Member]
Disclosure of credit risk by stages and counterparty lineitems
Maximum Credit Risk Exposure	682,000,000	764,000,000
Accumulated Value Correction	(22,000,000)	(25,000,000)
Net Amount	660,000,000	739,000,000
General Government [Member] | Stage 3 [Member]
Disclosure of credit risk by stages and counterparty lineitems
Maximum Credit Risk Exposure	88,000,000	128,000,000
Accumulated Value Correction	(21,000,000)	(38,000,000)
Net Amount	66,000,000	91,000,000
Other Financial Institutions [Member] | Total Member
Disclosure of credit risk by stages and counterparty lineitems
Maximum Credit Risk Exposure	11,239,000,000	9,490,000,000
Accumulated Value Correction	(31,000,000)	(22,000,000)
Net Amount	11,207,000,000	9,468,000,000
Other Financial Institutions [Member] | Stage 1 [Member]
Disclosure of credit risk by stages and counterparty lineitems
Maximum Credit Risk Exposure	11,085,000,000	9,189,000,000
Accumulated Value Correction	(19,000,000)	(13,000,000)
Net Amount	11,066,000,000	9,176,000,000
Other Financial Institutions [Member] | Stage 2 [Member]
Disclosure of credit risk by stages and counterparty lineitems
Maximum Credit Risk Exposure	136,000,000	291,000,000
Accumulated Value Correction	(2,000,000)	(4,000,000)
Net Amount	134,000,000	286,000,000
Other Financial Institutions [Member] | Stage 3 [Member]
Disclosure of credit risk by stages and counterparty lineitems
Maximum Credit Risk Exposure	17,000,000	11,000,000
Accumulated Value Correction	(10,000,000)	(4,000,000)
Net Amount	8,000,000	6,000,000
Non Financial Institutions [Member] | Total Member
Disclosure of credit risk by stages and counterparty lineitems
Maximum Credit Risk Exposure	173,254,000,000	169,764,000,000
Accumulated Value Correction	(6,465,000,000)	(6,260,000,000)
Net Amount	166,789,000,000	163,503,000,000
Non Financial Institutions [Member] | Stage 1 [Member]
Disclosure of credit risk by stages and counterparty lineitems
Maximum Credit Risk Exposure	148,768,000,000	145,875,000,000
Accumulated Value Correction	(811,000,000)	(730,000,000)
Net Amount	147,957,000,000	145,145,000,000
Non Financial Institutions [Member] | Stage 2 [Member]
Disclosure of credit risk by stages and counterparty lineitems
Maximum Credit Risk Exposure	16,018,000,000	15,516,000,000
Accumulated Value Correction	(904,000,000)	(1,190,000,000)
Net Amount	15,114,000,000	14,327,000,000
Non Financial Institutions [Member] | Stage 3 [Member]
Disclosure of credit risk by stages and counterparty lineitems
Maximum Credit Risk Exposure	8,468,000,000	8,372,000,000
Accumulated Value Correction	(4,750,000,000)	(4,341,000,000)
Net Amount	3,718,000,000	4,031,000,000
Private Individuals [Member] | Total Member
Disclosure of credit risk by stages and counterparty lineitems
Maximum Credit Risk Exposure	181,989,000,000	178,339,000,000
Accumulated Value Correction	(5,847,000,000)	(5,833,000,000)
Net Amount	176,142,000,000	172,506,000,000
Private Individuals [Member] | Stage 1 [Member]
Disclosure of credit risk by stages and counterparty lineitems
Maximum Credit Risk Exposure	158,085,000,000	156,400,000,000
Accumulated Value Correction	(1,283,000,000)	(1,305,000,000)
Net Amount	156,801,000,000	155,094,000,000
Private Individuals [Member] | Stage 2 [Member]
Disclosure of credit risk by stages and counterparty lineitems
Maximum Credit Risk Exposure	16,523,000,000	14,102,000,000
Accumulated Value Correction	(1,252,000,000)	(1,155,000,000)
Net Amount	15,272,000,000	12,946,000,000
Private Individuals [Member] | Stage 3 [Member]
Disclosure of credit risk by stages and counterparty lineitems
Maximum Credit Risk Exposure	7,381,000,000	7,838,000,000
Accumulated Value Correction	(3,312,000,000)	(3,372,000,000)
Net Amount	4,069,000,000	4,466,000,000
Total Member | Total Member
Disclosure of credit risk by stages and counterparty lineitems
Maximum Credit Risk Exposure	394,763,000,000	386,225,000,000
Accumulated Value Correction	(12,402,000,000)	(12,199,000,000)
Net Amount	382,360,000,000	374,027,000,000
Total Member | Stage 1 [Member]
Disclosure of credit risk by stages and counterparty lineitems
Maximum Credit Risk Exposure	345,449,000,000	339,204,000,000
Accumulated Value Correction	(2,129,000,000)	(2,070,000,000)
Net Amount	343,320,000,000	337,134,000,000
Total Member | Stage 2 [Member]
Disclosure of credit risk by stages and counterparty lineitems
Maximum Credit Risk Exposure	33,360,000,000	30,673,000,000
Accumulated Value Correction	(2,181,000,000)	(2,374,000,000)
Net Amount	31,179,000,000	28,299,000,000
Total Member | Stage 3 [Member]
Disclosure of credit risk by stages and counterparty lineitems
Maximum Credit Risk Exposure	15,954,000,000	16,348,000,000
Accumulated Value Correction	(8,093,000,000)	(7,755,000,000)
Net Amount	€ 7,861,000,000	€ 8,593,000,000